Related party transactions Net Expenses (Income) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended				6 Months Ended
	Jun. 30, 2014		Jun. 30, 2013		Jun. 30, 2014		Jun. 30, 2013
Related Party Transaction [Line Items]
Management and administrative fees	$ 8.8		$ 12.6		$ 22.2		$ 22.9
Interest expense	37.6		20.5		66.2		40.2
Derivative losses / (gains)	27.8		(42.2)		77.0		(45.6)
Bareboat charters	107.9		88.2		192.2		182.2
Seadrill and Subsidiaries
Related Party Transaction [Line Items]
Management and administrative fees	19.9	[1],[2]	7.4	[1],[2]	32.3	[1],[2]	12.7	[1],[2]
Rig operating costs	3.8	[3]	2.7	[3]	9.2	[3]	10.0	[3]
Insurance premiums	7.5	[4]	1.1	[4]	9.2	[4]	4.0	[4]
Interest expense	2.6	[5]	13.5	[5]	30.5	[5]	24.2	[5]
Commitment fee on Revolving credit facility	0.5	[6]	1.1	[6]	1.2	[6]	2.4	[6]
Derivative losses / (gains)	20.8	[5]	(24.5)	[5]	39.8	[5]	(28.6)	[5]
Bareboat charters	(3.0)	[7]	4.0	[7]	(18.5)	[7]	4.0	[7]
Total	52.1		5.2		103.7		28.4
West Polaris | Nigerian Services Company
Related Party Transaction [Line Items]
Other revenues due to West Polaris	0	[8]	(0.5)	[8]	0	[8]	(5.3)	[8]
Operating expenses	$ 0	[8]	$ 0.4	[8]	$ 0	[8]	$ 5.0	[8]

[1]	Management and administrative service agreement – In connection with the IPO, OPCO entered into a management and administrative services agreement with Seadrill Management Limited, a wholly owned subsidiary of Seadrill, pursuant to which Seadrill Management Limited will provide to the Company certain management and administrative services. The services provided by Seadrill Management Limited are charged at cost plus management fee equal to 5% of Seadrill Management’s costs and expenses incurred in connection with providing these services. The agreement has an initial term for five years and can be terminated by providing 90 days written notice.
[2]	Technical and administrative service agreement – In connection with the IPO, OPCO entered into certain advisory, technical and/or administrative services agreements with subsidiaries of Seadrill. The services provided by Seadrill’s subsidiaries are charged at cost plus service fee equal to 5% of Seadrill’s costs and expenses incurred in connection with providing these services.
[3]	Rig operating costs – relates to rig operating costs charged by the Angolan service company for West Vencedor.
[4]	Insurance premiums – the Company’s drilling units are insured by a subsidiary of Seadrill and the insurance premiums incurred are recharged to the Company.
[5]	Interest expense and loss on derivatives - prior to entering the Rig Financing agreements these costs were allocated to the Company from Seadrill based on the Company’s debt as a percentage of Seadrill’s overall debt. Upon entering the Rig Financing Agreements with Seadrill, the costs and expenses have been incurred by the Company.
[6]	Revolving credit facility – In October 2012 the Company entered into a $300 million revolving credit facility with Seadrill. The facility is for a term of five years and bears interest at a rate of LIBOR plus 5% per annum, with an annual 2% commitment fee on the undrawn balance. On March 1, 2014, the revolving credit facility with Seadrill was amended to reduce the maximum borrowing limit from $300 million to $100 million.
[7]	Bareboat charters - In connection with the transfer of the West Aquarius operations to Canada, the West Aquarius drilling contract was assigned to Seadrill Canada Ltd., a wholly owned subsidiary of OPCO, necessitating certain changes to the related party contractual arrangements relating to the West Aquarius. Seadrill China Operations Ltd, the owner of the West Aquarius and a wholly-owned subsidiary of OPCO, had previously entered into a bareboat charter arrangement with Seadrill Offshore AS, a wholly-owned subsidiary of Seadrill, providing Seadrill Offshore AS with the right to use the West Aquarius. In October 2012, this bareboat charter arrangement was replaced with a new bareboat charter between Seadrill China Operations Ltd and Seadrill Offshore AS, and at the same time, Seadrill Offshore AS entered into a bareboat charter arrangement providing Seadrill Canada Ltd. with the right to use the West Aquarius in order to perform its obligations under the drilling contract described above. For the three and six months ended June 30, 2014, the net effect to OPCO of the bareboat charters was net income of $3.0 million and $18.5 million respectively.
[8]	Other revenues and expenses – the Company earned other revenues within our Nigerian service company of $5.3 million for the six months ended June 30, 2013 relating to certain services, including the provision of onshore and offshore personnel, which we provided to Seadrill’s West Polaris drilling rig that was operating in Nigeria during that period. Related operating expenses were $5.0 million for the six months ended June 30, 2013. There were no comparable other revenues and expenses in the six months ended June 30, 2014 as the West Polaris moved out of Nigeria.